Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash And Cash Equivalents Fair Value Disclosure	$ 45,213	$ 19,037
Restricted cash and cash equivalents	5,224	2,066
Restricted Cash And Cash Equivalents Fair Value Disclosure	5,224	2,066
Non-current restricted cash and cash equivalents	3,576	1,250
Current restricted cash and cash equivalents	$ 1,648	816
Firment Shipping Inc. [member]
Undrawn borrowing facilities		$ 14,200